SEGMENT INFORMATION (Details 3) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Net sales to unaffiliated customers
Revenue, Net, Total	$ 1,454.8	$ 1,468.1	$ 1,516.0	$ 1,528.0	$ 1,604.8	$ 1,559.6	$ 1,615.8	$ 1,550.1	$ 5,966.9	$ 6,330.3	$ 6,140.0
Property, plant and equipment, net
Property, plant and equipment, net	847.9				875.3				847.9	875.3	922.5
U.S.
Net sales to unaffiliated customers
Revenue, Net, Total									1,546.8	1,529.4	1,537.6
Property, plant and equipment, net
Property, plant and equipment, net	263.4				261.5				263.4	261.5	279.6
Europe
Net sales to unaffiliated customers
Revenue, Net, Total									1,753.0	2,074.4	1,958.4
Asia
Net sales to unaffiliated customers
Revenue, Net, Total									1,924.0	1,914.2	1,823.5
Latin America
Net sales to unaffiliated customers
Revenue, Net, Total									466.3	522.9	515.6
Other International
Net sales to unaffiliated customers
Revenue, Net, Total									276.8	289.4	304.9
International
Property, plant and equipment, net
Property, plant and equipment, net	$ 584.5				$ 613.8				$ 584.5	$ 613.8	$ 642.9